Additional Balance Sheet Information	6 Months Ended
Jun. 30, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Additional Balance Sheet Information

Note 4 - Additional Balance Sheet Information

Equipment, net

Equipment consists of computers, furniture and fixtures and is presented net of accumulated depreciation of $116,148 and $100,733 as of June 30, 2023 and December 31, 2022, respectively. Depreciation expense for the three months ended June 30, 2023 and 2022 was $5,387 and $6,119 respectively and $15,414 and $12,790 for the six months ended June 30, 2023 and 2022, respectively.

Intangible assets, net

Intangible assets, net of accumulated amortization as of June 30, 2023 and December 31, 2022 consisted of the following:

	Weighted-average
	amortization period	Cost, Net of	Accumulated
	(years)	Impairment	Amortization	Net
Balance, June 30, 2023
Customer relationships	5 - 10	$2,643,000	$486,273	$2,156,727
Acquired technology	3 - 5	1,438,700	1,239,766	198,934
Tradenames	6	640,000	56,740	583,260
Internally developed software	5	973,283	371,966	601,317
Software in development	N/A	264,626	-	264,626
		$5,959,609	$2,154,745	$3,804,864

Balance, December 31, 2022
Customer relationships	5 – 10	$2,643,000	$280,636	$2,362,364
Acquired technology	3 - 5	1,437,050	1,201,739	235,311
Tradenames	6	640,000	3,405	636,595
Internally developed software	5	749,147	288,530	460,617
Software in development	N/A	33,046	-	33,046
		$5,502,243	$1,774,310	$3,727,933

Amortization expense on intangible assets was $192,316 and $271,771 for the three months ended June 30, 2023 and 2022, respectively, and $380,435 and $570,213 for the six months ended June 30, 2023 and 2022, respectively.

Goodwill

Goodwill as of June 30, 2023 and December 31, 2022 consisted of the following:

	Sports Gaming Client Services	Sports Hub Gaming	Affiliate Marketing Services - International	Total
Balance as of December 31, 2022	$381,000	$4,919,928	$1,615,167	$6,916,095
Goodwill	-	-	-	-
Less: Impairment charges	-	-	-	-
Balance as of June 30, 2023	$381,000	$4,919,928	$1,615,167	$6,916,095